Note 3 - Investment Securities (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Investment Securities (Details) [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss		$ 2,178,000	$ 2,262,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions		3	3
Percentage of Unrealized Losses		96.00%	66.00%
Available-for-sale Securities, Amortized Cost Basis		37,047,000	43,006,000
Available-for-sale Securities		35,269,000	39,822,000
Available-for-sale Securities Pledged as Collateral		234,234,000
Principal and Interest, Percent		100.00%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	176,000
Accumulated Other Comprehensive Income (Loss), Other than Temporary Impairment, Not Credit Loss, Net of Tax, Available-for-sale, Debt Securities		911,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other, Default Rate		50.00%
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax		40,000	38,000
Fixed Income Investments [Member]
Note 3 - Investment Securities (Details) [Line Items]
Available-for-sale Securities, Amortized Cost Basis		1,822,000
Available-for-sale Securities		1,195,000
Payment in Kind (PIK) Note [Member] | Maximum [Member]
Note 3 - Investment Securities (Details) [Line Items]
Deferred Interest Period		5 years
Payment in Kind (PIK) Note [Member]
Note 3 - Investment Securities (Details) [Line Items]
Available-for-sale Securities, Amortized Cost Basis		1,737,000
Available-for-sale Securities		313,000
Securities Pledged as Collateral [Member]
Note 3 - Investment Securities (Details) [Line Items]
Available-for-sale Securities, Amortized Cost Basis		22,777,000
Available-for-sale Securities		22,809,000
Investment Securities [Member]
Note 3 - Investment Securities (Details) [Line Items]
Available-for-sale Securities, Amortized Cost Basis		2,591,000
Available-for-sale Securities		2,593,000
Collateralized Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Note 3 - Investment Securities (Details) [Line Items]
Collateralized Agreements		2
Fair Value, Inputs, Level 3 [Member]
Note 3 - Investment Securities (Details) [Line Items]
Available-for-sale Securities		$ 2,008,000	$ 1,836,000